SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

year ended December 31, 2014	Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate	Total
(millions of Canadian dollars)

Revenues	4,913	1,547	3,725	—	10,185
Income from Equity Investments	163	—	359	—	522
Plant Operating Costs and Other	(1,501)	(426)	(919)	(127)	(2,973)
Commodity Purchases Resold	—	—	(1,836)	—	(1,836)
Property Taxes	(334)	(62)	(77)	—	(473)
Depreciation and Amortization	(1,063)	(216)	(309)	(23)	(1,611)
Gain on Sale of Assets	9	—	108	—	117
Segment earnings	2,187	843	1,051	(150)	3,931
Interest Expense					(1,235)
Interest Income and Other					128
Income before Income Taxes					2,824
Income Tax Expense					(830)
Net Income					1,994
Net Income Attributable to Non-Controlling Interests					(151)
Net Income Attributable to Controlling Interests					1,843
Preferred Share Dividends					(2)
Net Income Attributable to Common Shares					1,841

Capital Spending
Capital Expenditures	1,768	1,530	206	46	3,550
Projects Under Development	368	439	—	—	807
	2,136	1,969	206	46	4,357

at December 31, 2014
(millions of Canadian dollars)
Total Assets	27,103	16,116	14,197	4,422	61,838

year ended December 31, 2013	Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate	Total
(millions of Canadian dollars)

Revenues	4,497	1,124	3,176	—	8,797
Income from Equity Investments	145	—	452	—	597
Plant Operating Costs and Other	(1,405)	(328)	(833)	(108)	(2,674)
Commodity Purchases Resold	—	—	(1,317)	—	(1,317)
Property Taxes	(329)	(44)	(72)	—	(445)
Depreciation and Amortization	(1,027)	(149)	(293)	(16)	(1,485)
Segment earnings	1,881	603	1,113	(124)	3,473
Interest Expense					(1,046)
Interest Income and Other					72
Income before Income Taxes					2,499
Income Tax Expense					(605)
Net Income					1,894
Net Income Attributable to Non-Controlling Interests					(105)
Net Income Attributable to Controlling Interests					1,789
Preferred Share Dividends					(20)
Net Income Attributable to Common Shares					1,769

Capital Spending
Capital Expenditures	1,776	2,286	152	50	4,264
Projects Under Development	245	243	—	—	488
	2,021	2,529	152	50	4,752

at December 31, 2013
(millions of Canadian dollars)
Total Assets	25,165	13,253	13,747	4,461	56,626

year ended December 31, 2012	Natural Gas Pipelines	Liquids Pipelines	Energy	Corporate	Total
(millions of Canadian dollars)

Revenues	4,264	1,039	2,704	—	8,007
Income from Equity Investments	157	—	100	—	257
Plant Operating Costs and Other	(1,365)	(296)	(819)	(97)	(2,577)
Commodity Purchases Resold	—	—	(1,049)	—	(1,049)
Property Taxes	(315)	(45)	(74)	—	(434)
Depreciation and Amortization	(933)	(145)	(283)	(14)	(1,375)
Segment earnings	1,808	553	579	(111)	2,829
Interest Expense					(1,037)
Interest Income and Other					125
Income before Income Taxes					1,917
Income Tax Expense					(461)
Net Income					1,456
Net Income Attributable to Non-Controlling Interests					(96)
Net Income Attributable to Controlling Interests					1,360
Preferred Share Dividends					(22)
Net Income Attributable to Common Shares					1,338

Capital Spending
Capital Expenditures	1,389	1,145	24	37	2,595
Projects Under Development	—	3	—	—	3
	1,389	1,148	24	37	2,598

at December 31, 2012
(millions of Canadian dollars)
Total Assets	23,210	10,485	13,157	2,483	49,335

Revenue from External Customers by Geographic Areas

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

Revenues
Canada – domestic	4,021	4,659	3,527
Canada – export	1,314	997	1,121
United States	4,653	3,029	3,252
Mexico	197	112	107
	10,185	8,797	8,007

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

at December 31	2014	2013
(millions of Canadian dollars)

Plant, Property and Equipment
Canada	19,191	18,462
United States	20,098	17,570
Mexico	2,485	1,574
	41,774	37,606